CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2022	Dec. 31, 2021
Common stock, shares par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	6,666,667	6,666,667
Common stock, shares outstanding	356,587	166,667
Series A Convertible Preferred Stocks [Member]
Preffered Stock, shares par value	$ 0.0001	$ 0.0001
Preffered Stock, shares authorized	10,000,000	10,000,000
Preffered Stock, shares Outstanding	0	0